Offerings - Offering: 1	Sep. 12, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	252,813,348
Maximum Aggregate Offering Price	$ 5,313,261,120.09
Fee Rate	0.01381%
Amount of Registration Fee	$ 733,761.36
Offering Note	(a) Represents (i) up to 225,361,295 shares of common stock, par value $0.01 per share (MiniMed Common Stock), of MiniMed Group, Inc., a Delaware corporation (MiniMed), being offered in exchange for outstanding ordinary shares, par value $0.0001 per share (Medtronic Ordinary Shares), of Medtronic plc, an Irish public limited company (Medtronic), pursuant to the exchange offer (the Exchange Offer) described in the prospectus forming a part of the registration statement filed by MiniMed on Form S-4, with which this exhibit is filed, plus (ii) if the Exchange Offer is oversubscribed, up to an additional 27,452,053 shares of MiniMed Common Stock that may be exchanged by Medtronic in the Exchange Offer pursuant to Rule 13e-4(f)(1)(ii) and Rule 14e-1(b) under the Securities Exchange Act of 1934, as amended. (b) This maximum aggregate offering price assumes the acquisition of up to 57,986,043 Medtronic Ordinary Shares by Medtronic in exchange for up to 252,813,348 shares of MiniMed Common Stock. This maximum aggregate offering price, estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(f) under the Securities Act of 1933, as amended, is based on the product of (i) $91.63, the average of the high and low prices of Medtronic Ordinary Shares as reported on the New York Stock Exchange (the NYSE) on September 11, 2026, and (ii) 57,986,043, the maximum number of Medtronic Ordinary Shares to be acquired in the Exchange Offer (based on the indicative exchange ratio of 4.3599 shares of MiniMed Common Stock per Medtronic Ordinary Share in effect following the close of trading on the NYSE and The Nasdaq Global Select Market on September 11, 2026, based on the daily volume-weighted average prices of Medtronic Ordinary Shares and MiniMed Common Stock on September 9, September 10 and September 11, 2026).